As filed with the U.S. Securities and Exchange Commission on September 19, 2014

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 40	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter Graham
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☑   immediately upon filing pursuant to paragraph (b)

☐   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York, on the 19th day of September, 2014.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Peter Graham

Peter Graham, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter Graham	President	September 19, 2014
Peter Graham	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	September 19, 2014
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

/s/ Peter Graham	Trustee	September 19, 2014
Peter Graham

* By:	/s/ Ioannis (John) Tzouganatos	September 19, 2014
Ioannis (John) Tzouganatos

as Attorney-In-Fact pursuant to Power of Attorney dated December 17, 2013 filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement filed on August 28, 2014, incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase